Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Aug. 04, 2025	Jul. 29, 2025	Jul. 23, 2025
Subsequent Events [Line Items]
Net assets (in Dollars)			$ 63,280
2025 Plan [Member]
Subsequent Events [Line Items]
Number of shares issued	9,500,000	9,500,000